Touchstone Value Fund Expense Example - Touchstone Value Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	1,782
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,593
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	979
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 963